UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F
                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------------

Check here if Amendment               [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Jeffrey L. Gendell
                ------------------------------------------
Address:        1 Sound Shore Drive, Suite 304
                ------------------------------------------
                Greenwich Connecticut  06830-7251
                ------------------------------------------


Form 13F File Number:   028-06950
                       ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey L. Gendell
            ------------------------------------------------
Title:      Authorized Signatory
            ------------------------------------------------
Phone:      203-769-2000
            ------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Jeffrey L. Gendell            Greenwich, Connecticut     2/8/13
 --------------------------------   -----------------------   --------
          [Signature]                  [City, State]            Date


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2
                                                ------------
Form 13F Information Table Entry Total:            71
                                                ------------
Form 13F Information Table Value Total:            398,533
                                                ------------
                                                 thousands)



List of Other Included Managers:

   No.     Form 13F File Number         Name

  1        028-06950                    Tontine Asset Management, LLC
------     ----------                   ------------------------------------
  2        028-06950                    TTR Associates, LLC
------     ----------                   ------------------------------------


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

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERIANA BANCORP              COM            023613102    2,149   261,786 SH        DEFINED              261,786         0         0

AMERIANA BANCORP              COM            023613102      142    17,270 SH        DEFINED          1    17,270         0         0

BANK OF AMERICA CORPORATION   COM            060505104    3,135   270,000 SH        DEFINED              270,000         0         0

BANK OF AMERICA CORPORATION   COM            060505104   11,144   959,900 SH        DEFINED          1   959,900         0         0

BANK OF AMERICA CORPORATION   COM            060505104    9,752   840,000 SH        DEFINED          2   840,000         0         0

BANK OF AMERICA CORPORATION   COM            060505104    1,219   105,000 SH  CALL  DEFINED              105,000         0         0

BANK OF AMERICA CORPORATION   COM            060505104      813    70,000 SH  CALL  DEFINED          1    70,000         0         0

BROADWIND ENERGY INC          COM NEW        11161T207      864   400,031 SH        DEFINED              400,031         0         0

BROADWIND ENERGY INC          COM NEW        11161T207    2,586 1,197,087 SH        DEFINED          1 1,197,087         0         0

CAMCO FINL CORP               COM            132618109      716   350,794 SH        DEFINED              350,794         0         0

CAMCO FINL CORP               COM            132618109      905   443,635 SH        DEFINED          1   443,635         0         0

CAPITAL ONE FINL CORP         COM            14040H105    4,779    82,500 SH        DEFINED          2    82,500         0         0

CITIGROUP INC                 COM NEW        172967424    2,374    60,000 SH        DEFINED               60,000         0         0

CITIGROUP INC                 COM NEW        172967424    9,192   232,350 SH        DEFINED          1   232,350         0         0

CITIGROUP INC                 COM NEW        172967424    9,099   230,000 SH        DEFINED          2   230,000         0         0

CITIGROUP INC                 COM NEW        172967424    1,187    30,000 SH  CALL  DEFINED               30,000         0         0

CITIGROUP INC                 COM NEW        172967424    3,956   100,000 SH  CALL  DEFINED          1   100,000         0         0

DELTA AIR LINES INC DEL       COM NEW        247361702    4,754   400,466 SH        DEFINED          1   400,466         0         0

DELTA AIR LINES INC DEL       COM NEW        247361702    6,272   528,400 SH        DEFINED          2   528,400         0         0

DUCOMMUN INC DEL              COM            264147109    2,152   133,115 SH        DEFINED          2   133,115         0         0

EXIDE TECHNOLOGIES            COM NEW        302051206      705   206,187 SH        DEFINED              206,187         0         0

EXIDE TECHNOLOGIES            COM NEW        302051206   22,129 6,470,324 SH        DEFINED          1 6,470,324         0         0

EXIDE TECHNOLOGIES            COM NEW        302051206      372   108,680 SH        DEFINED          2   108,680         0         0

FIDELITY SOUTHERN CORP NEW    COM            316394105    4,627   484,508 SH        DEFINED              484,508         0         0

FIRST BANCSHARES INC MS       COM            318916103      175    34,957 SH        DEFINED               34,957         0         0

FIRST DEFIANCE FINL CORP      COM            32006W106    2,341   122,007 SH        DEFINED              122,007         0         0

FIRST FED NORTHN MICH BANCOR  COM            32021X105      652   141,680 SH        DEFINED              141,680         0         0

FREEPORT-MCMORAN COPPER & GO  COM            35671D857   11,768   344,100 SH        DEFINED          1   344,100         0         0

FREEPORT-MCMORAN COPPER & GO  COM            35671D857    7,065   206,567 SH        DEFINED          2   206,567         0         0

FREEPORT-MCMORAN COPPER & GO  COM            35671D857   22,982   672,000 SH  CALL  DEFINED          1   672,000         0         0

HMN FINL INC                  COM            40424G108    1,228   353,706 SH        DEFINED              353,706         0         0

HEWLETT PACKARD CO            COM            428236103    1,003    70,371 SH        DEFINED          1    70,371         0         0

HEWLETT PACKARD CO            COM            428236103    2,326   163,194 SH        DEFINED          2   163,194         0         0

HEWLETT PACKARD CO            COM            428236103   23,810 1,670,900 SH  CALL  DEFINED          1 1,670,900         0         0

HAWTHORN BANCSHARES INC       COM            420476103    2,778   370,407 SH        DEFINED              370,407         0         0

INNOSPEC INC                  COM            45768S105    1,992    57,770 SH        DEFINED               57,770         0         0

INNOSPEC INC                  COM            45768S105   14,658   424,979 SH        DEFINED          1   424,979         0         0

INTEGRATED ELECTRICAL SVC     COM            45811E301   31,846 7,076,847 SH        DEFINED            7,076,847         0         0

INTEGRATED ELECTRICAL SVC     COM            45811E301    6,649 1,477,646 SH        DEFINED          1 1,477,646         0         0

JPMORGAN CHASE & CO           COM            46625H100    1,319    30,000 SH        DEFINED               30,000         0         0

JPMORGAN CHASE & CO           COM            46625H100    2,198    50,000 SH        DEFINED          1    50,000         0         0

JPMORGAN CHASE & CO           COM            46625H100    1,319    30,000 SH  CALL  DEFINED               30,000         0         0

JPMORGAN CHASE & CO           COM            46625H100    4,837   110,000 SH  CALL  DEFINED          1   110,000         0         0

LSB INDS INC                  COM            502160104      531    15,000 SH        DEFINED          2    15,000         0         0

MATERION CORP                 COM            576690101    4,020   155,948 SH        DEFINED          2   155,948         0         0

MERITOR INC                   COM            59001K100    1,809   382,479 SH        DEFINED          1   382,479         0         0

MERITOR INC                   COM            59001K100    3,832   810,050 SH        DEFINED          2   810,050         0         0

MORGAN STANLEY CHINA A SH FD  COM            617468103      672    27,950 SH        DEFINED          2    27,950         0         0

MUTUALFIRST FINL INC          COM            62845B104    2,999   262,402 SH        DEFINED              262,402         0         0

MUTUALFIRST FINL INC          COM            62845B104      659    57,643 SH        DEFINED          2    57,643         0         0

OM GROUP INC                  COM            670872100    3,330   150,000 SH        DEFINED          1   150,000         0         0

OM GROUP INC                  COM            670872100    1,776    80,000 SH        DEFINED          2    80,000         0         0

OMNOVA SOLUTIONS INC          COM            682129101    2,890   412,214 SH        DEFINED          1   412,214         0         0

OMNOVA SOLUTIONS INC          COM            682129101      109    15,660 SH        DEFINED          2    15,660         0         0

PATRICK INDS INC              COM            703343103   62,165 3,995,209 SH        DEFINED            3,995,209         0         0

PATRICK INDS INC              COM            703343103    4,026   258,763 SH        DEFINED          1   258,763         0         0

PEOPLES BANCORP N C INC       COM            710577107    3,318   364,581 SH        DEFINED              364,581         0         0

PEOPLES BANCORP N C INC       COM            710577107    1,279   140,584 SH        DEFINED          1   140,584         0         0

PREFORMED LINE PRODS CO       COM            740444104    8,220   138,345 SH        DEFINED          1   138,345         0         0

PREFORMED LINE PRODS CO       COM            740444104      178     3,000 SH        DEFINED          2     3,000         0         0

UNITED CONTL HLDGS INC        COM            910047109    2,438   104,280 SH        DEFINED          1   104,280         0         0

UNITED CONTL HLDGS INC        COM            910047109    5,095   217,900 SH        DEFINED          2   217,900         0         0

UNITED BANCSHARES INC OHIO    COM            909458101    1,638   168,017 SH        DEFINED              168,017         0         0

UNITED CMNTY FINL CORP OHIO   COM            909839102    1,587   549,167 SH        DEFINED              549,167         0         0

UNIVERSAL FST PRODS INC       COM            913543104      381    10,015 SH        DEFINED          1    10,015         0         0

VIACOM INC NEW                CL B           92553P201    3,660    69,393 SH        DEFINED          2    69,393         0         0

WESTMORELAND COAL CO          COM            960878106   21,055 2,254,240 SH        DEFINED            2,254,240         0         0

WILLBROS GROUP INC DEL        COM            969203108    6,487 1,210,324 SH        DEFINED          1 1,210,324         0         0

WILLBROS GROUP INC DEL        COM            969203108    1,712   319,381 SH        DEFINED          2   319,381         0         0

WINNEBAGO INDS INC            COM            974637100    1,678    97,950 SH        DEFINED          1    97,950         0         0

WINNEBAGO INDS INC            COM            974637100    5,020   293,077 SH        DEFINED          2   293,077         0         0

